INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Other financial assets-Current	$ 1,001,241	$ 2,040,038
Non-current assets
Other financial assets - Non-current		58
Mutual funds
Current
Other financial assets-Current		144,606
Trusts
Current
Other financial assets-Current	793,632	895,660
Shares Of Moolec Science S.A.
Current
Other financial assets-Current	186,550	976,425
Other investments
Current
Other financial assets-Current	$ 21,059	23,347
Non-current assets
Other financial assets - Non-current		$ 58